Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade payables		¥ 113,119	¥ 148,335
Salaries and welfare payable		8,649	10,169
Dividends payable by subsidiaries to non-controlling shareholders		952	389
Interests payable		4,034	4,719
Construction fee and equipment cost payables		107,199	111,767
Other	[1]	82,187	52,935
Accounts payable and accrued liabilities		¥ 316,140	¥ 328,314

[1]	Other consists primarily of notes payables, insurance payable, etc.